Capital Leases (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Leases
Aggregate amount of capital leases recorded within property and equipment, net	$ 20,000	$ 39,000	$ 39,000
Future minimum lease payments
2017		26,000
2018	13,000	13,000
2019	1,000	1,000
Total minimum payments	20,000	40,000
Less: Amount representing future interest		1,000
Present value of minimum lease payments	$ 20,000	$ 39,000